UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Income And Growth Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/14 is included with this Form.

Value Line Income and Growth Fund, Inc. Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (66.1%)
	CONSUMER DISCRETIONARY (6.5%)
25,300	Brinker International, Inc.	$1,326,985
40,000	Comcast Corp. Class A	1,950,400
30,200	DIRECTV *	2,307,884
5,494	General Motors Co.	189,103
13,600	Home Depot, Inc.	1,076,168
27,000	Las Vegas Sands Corp.	2,181,060
35,000	Lowe’s Cos., Inc.	1,711,500
28,300	McDonald’s Corp.	2,774,249
126,600	Staples, Inc.	1,435,644
25,400	Target Corp.	1,536,954
12,700	Time Warner Cable, Inc.	1,742,186
27,200	TJX Companies, Inc. (The)	1,649,680
24,400	Walt Disney Co. (The)	1,953,708
		21,835,521
	CONSUMER STAPLES (7.2%)
41,200	Coca-Cola Co. (The)	1,592,792
33,400	CVS Caremark Corp.	2,500,324
35,400	Dr. Pepper Snapple Group, Inc.	1,927,884
42,900	General Mills, Inc.	2,223,078
29,600	Ingredion, Inc.	2,015,168
42,900	Kroger Co. (The)	1,872,585
26,300	PepsiCo, Inc.	2,196,050
33,000	Procter & Gamble Co. (The)	2,659,800
65,158	Safeway, Inc.	2,406,937
27,300	Wal-Mart Stores, Inc.	2,086,539
39,000	Walgreen Co.	2,575,170
		24,056,327
	ENERGY (7.0%)
21,500	Chevron Corp.	2,556,565
27,300	ConocoPhillips	1,920,555
24,000	Diamond Offshore Drilling, Inc. (1)	1,170,240
45,455	Ensco PLC Class A	2,399,115
21,000	Enterprise Products Partners L.P.	1,456,560
33,000	Exxon Mobil Corp.	3,223,440
16,100	Hess Corp.	1,334,368
25,600	Royal Dutch Shell PLC ADR (1)	1,999,616
31,200	Schlumberger Ltd.	3,042,000
29,500	Total S.A. ADR (1)	1,935,200
27,400	TransCanada Corp. (1)	1,247,248
24,000	Transocean Ltd. (1)	992,160
		23,277,067
	FINANCIALS (11.2%)
9,700	Ameriprise Financial, Inc.	1,067,679
27,300	Bank of Montreal (1)	1,829,373
6,800	BlackRock, Inc.	2,138,464
23,000	Canadian Imperial Bank of
	Commerce	1,982,370
24,400	Capital One Financial Corp.	1,882,704
120,000	Charles Schwab Corp. (The)	3,279,600
51,000	Discover Financial Services	2,967,690
53,760	Hartford Financial Services Group,
	Inc.	1,896,115
25,400	Health Care REIT, Inc.	1,513,840
55,600	JPMorgan Chase & Co.	3,375,476

Shares		Value
19,500	M&T Bank Corp.	$2,365,350
9,072	MetLife, Inc.	479,002
16,600	PartnerRe Ltd.	1,718,100
114,000	People’s United Financial, Inc.	1,695,180
29,200	Prudential Financial, Inc.	2,471,780
33,100	State Street Corp.	2,302,105
71,200	U.S. Bancorp	3,051,632
31,200	Wells Fargo & Co.	1,551,888
		37,568,348
	HEALTH CARE (8.5%)
13,700	Actavis PLC *	2,820,145
10,000	Allergan, Inc.	1,241,000
12,700	Amgen, Inc.	1,566,418
10,700	Becton, Dickinson & Co.	1,252,756
22,400	Bristol-Myers Squibb Co.	1,163,680
22,500	Eli Lilly & Co.	1,324,350
20,000	Gilead Sciences, Inc. *	1,417,200
36,100	Johnson & Johnson	3,546,103
47,800	Merck & Co., Inc.	2,713,606
15,600	Novartis AG ADR	1,326,312
93,388	Pfizer, Inc.	2,999,623
33,200	Sanofi-Aventis ADR	1,735,696
37,237	Teva Pharmaceutical Industries
	Ltd. ADR	1,967,603
10,000	Thermo Fisher Scientific, Inc.	1,202,400
24,000	UnitedHealth Group, Inc.	1,967,760
		28,244,652
	INDUSTRIALS (8.1%)
49,100	ADT Corp. (The)	1,470,545
19,400	Canadian National Railway Co. (1)	1,090,668
35,000	Chicago Bridge & Iron Co. N.V.	3,050,250
23,400	Cintas Corp.	1,394,874
29,415	Expeditors International of
	Washington, Inc.	1,165,716
13,000	FedEx Corp.	1,723,280
10,600	General Dynamics Corp.	1,154,552
10,700	Lockheed Martin Corp.	1,746,668
15,600	MSC Industrial Direct Co., Inc.
	Class A	1,349,712
9,600	Northrop Grumman Corp.	1,184,448
38,900	Raytheon Co.	3,842,931
52,100	Republic Services, Inc.	1,779,736
25,300	Tyco International Ltd.	1,072,720
12,700	Union Pacific Corp.	2,383,282
24,000	United Technologies Corp.	2,804,160
		27,213,542
	INFORMATION TECHNOLOGY (11.8%)
30,200	Accenture PLC Class A	2,407,544
19,400	Adobe Systems, Inc. *	1,275,356
3,000	Apple, Inc.	1,610,220
24,400	Automatic Data Processing, Inc.	1,885,144
32,000	Avago Technologies Ltd.	2,061,120
23,800	Cognizant Technology Solutions
	Corp. Class A *	1,204,518
47,300	eBay, Inc. *	2,612,852
93,442	EMC Corp.	2,561,245
3,900	Google, Inc. Class A *	4,346,589
30,000	Harris Corp.	2,194,800

1

March 31, 2014

Shares		Value
129,000	Intel Corp.	$3,329,490
15,000	International Business Machines
	Corp.	2,887,350
84,800	Microsoft Corp.	3,475,952
45,500	Oracle Corp.	1,861,405
26,300	QUALCOMM, Inc.	2,074,018
30,000	SAP AG ADR (1)	2,439,300
19,400	TE Connectivity Ltd.	1,168,074
		39,394,977
	MATERIALS (1.5%)
17,600	BHP Billiton Ltd. ADR (1)	1,192,752
28,000	E.I. du Pont de Nemours & Co.	1,878,800
34,600	OCI Partners L.P.	741,824
14,600	Rockwood Holdings, Inc.	1,086,240
		4,899,616
	TELECOMMUNICATION SERVICES (2.2%)
88,000	AT&T, Inc.	3,086,160
55,000	BCE, Inc.	2,372,700
36,100	Verizon Communications, Inc.	1,717,277
		7,176,137
	UTILITIES (2.1%)
24,900	AGL Resources, Inc.	1,219,104
25,400	American Electric Power
	Company, Inc.	1,286,764
53,000	American States Water Co.	1,711,370
36,300	Wisconsin Energy Corp.	1,689,765
39,100	Xcel Energy, Inc.	1,187,076
		7,094,079
	TOTAL COMMON STOCKS
	(Cost $142,819,960) (66.1%)	220,760,266

PREFERRED STOCKS (0.0%)

	FINANCIALS (0.0%)
5,000	MetLife, Inc., Series B, 6.50%	125,750
	TOTAL PREFERRED STOCKS
	(Cost $125,000) (0.0%)	125,750

CONVERTIBLE PREFERRED STOCKS (0.8%)

	CONSUMER STAPLES (0.3%)
4,000	Bunge Ltd., 4.88%	424,000
2,500	Post Holdings, Inc., 3.75% (2)	315,815
		739,815
	FINANCIALS (0.5%)
6,000	AMG Capital Trust II, Convertible
	Fixed, 5.15%	384,375
250	Huntington Bancshares, Inc., Series
	A, 8.50%	322,503
1,000	KeyCorp, Series A, 7.75%	129,980
16,000	MetLife, Inc., 5.00%	492,800
250	Wells Fargo & Co., Series L,
	7.50%	293,250

Shares		Value
2,000	Weyerhaeuser Co., Series A, 6.38%
	(1)	$109,200
		1,732,108
	HEALTH CARE (0.0%)
1,800	National Healthcare Corp., Series
	A, 0.80%	26,550
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $1,797,801) (0.8%)	2,498,473

Principal
Amount		Value
ASSET-BACKED SECURITIES (0.2%)
$250,000	Ford Credit Auto Lease Trust, Series
	2013-B, Class A2B, 0.43%, 1/15/16 (3)	250,125
250,000	Honda Auto Receivables Owner Trust,
	Series 2013-4, Class A3, 0.69%,
	9/18/17	250,314
	TOTAL ASSET-BACKED
	SECURITIES
	(Cost $500,488) (0.2%)	500,439

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.4%)

300,000	Banc of America Commercial Mortgage
	Trust, Series 2006-2, Class A4, 5.73%,
	5/10/45 (3)	324,683
250,000	Banc of America Commercial Mortgage
	Trust, Series 2006-1, Class A4, 5.37%,
	9/10/45 (3)	266,430
100,000	Bear Stearns Commercial Mortgage
	Securities Trust, Series 2007-T26,
	Class A4, 5.47%, 1/12/45 (3)	110,574
250,000	CD Mortgage Trust, Series 2006-CD2,
	Class A4, 5.30%, 1/15/46 (3)	266,326
250,000	Citigroup Commercial Mortgage Trust,
	Series 2006-C5, Class A4, 5.43%,
	10/15/49	272,688
250,000	COMM Mortgage Trust, Series 2007-C9,
	Class A4, 5.80%, 12/10/49 (3)	280,806
250,000	Commercial Mortgage Trust, Series 2007-
	GG9, Class A4, 5.44%, 3/10/39	273,885
500,000	FHLMC Multifamily Structured Pass-
	Through Certificates, Series K710,
	Class A2, 1.88%, 5/25/19	494,709
245,506	GNMA, Series 2013-12, Class AB,
	1.83%, 11/16/52	234,630
250,000	GNMA, Series 2013-12, Class B, 2.45%,
	11/16/52 (3)	232,999
100,000	JP Morgan Chase Commercial Mortgage
	Securities Trust, Series 2006-LDP7,
	Class A4, 5.84%, 4/15/45 (3)	108,952
192,112	JP Morgan Chase Commercial Mortgage
	Securities Trust, Series 2007-CB20,
	Class A1A, 5.75%, 2/12/51 (3)	214,570
200,000	JP Morgan Chase Commercial Mortgage
	Securities Trust, Series 2007-LD12,
	Class A4, 5.88%, 2/15/51 (3)	223,002

2

Schedule of Investments (unaudited) (continued)

Principal
Amount		Value
$250,000	LB-UBS Commercial Mortgage Trust,
	Series 2006-C1, Class A4, 5.16%,
	2/15/31	$265,521
273,435	ML-CFC Commercial Mortgage Trust,
	Series 2006-4, Class A1A, 5.17%,
	12/12/49	297,092
250,000	ML-CFC Commercial Mortgage Trust,
	Series 2006-4, Class A3, 5.17%,
	12/12/49	269,157
250,000	ML-CFC Commercial Mortgage Trust,
	Series 2007-6, Class A4, 5.49%,
	3/12/51 (3)	275,277
250,000	UBS-Barclays Commercial Mortgage
	Trust, Series 2012-C4, Class A5,
	2.85%, 12/10/45	237,953
	TOTAL COMMERCIAL
	MORTGAGE-BACKED
	SECURITIES
	(Cost $4,737,541) (1.4%)	4,649,254

CORPORATE BONDS & NOTES (8.4%)

	BASIC MATERIALS (0.6%)
250,000	Celanese U.S. Holdings LLC, Guaranteed
	Notes, 4.63%, 11/15/22	248,100
250,000	LYB International Finance B.V.,
	Guaranteed Notes, 4.00%, 7/15/23	254,961
250,000	Mosaic Co. (The), Senior Unsecured
	Notes, 5.45%, 11/15/33	270,287
375,000	PPG Industries, Inc., Senior Unsecured
	Notes, 3.60%, 11/15/20	380,925
560,000	Southern Copper Corp., Senior Unsecured
	Notes, 6.38%, 7/27/15	593,600
250,000	Steel Dynamics, Inc., Guaranteed Notes,
	6.13%, 8/15/19	271,875
		2,019,748
	COMMUNICATIONS (0.9%)
250,000	America Movil S.A.B. de C.V., Senior
	Unsecured Notes, 3.13%, 7/16/22	238,531
150,000	Comcast Corp., Guaranteed Notes, 6.40%,
	3/1/40	184,693
250,000	DIRECTV Holdings LLC/DIRECTV
	Financing Co., Inc., Guaranteed Notes,
	3.80%, 3/15/22	247,385
250,000	Harris Corp., Senior Unsecured Notes,
	4.40%, 12/15/20	263,300
200,000	MetroPCS Wireless, Inc., Guaranteed
	Notes, 6.63%, 11/15/20	213,500
200,000	Motorola Solutions, Inc., Senior
	Unsecured Notes, 6.00%, 11/15/17	228,609
250,000	Netflix, Inc., Senior Unsecured Notes,
	5.75%, 3/1/24 (2)	258,750
150,000	Rogers Communications, Inc., Senior
	Unsecured Notes, 5.00%, 3/15/44	151,017

Principal
Amount		Value
$250,000	Time Warner, Inc., Guaranteed Notes,
	3.15%, 7/15/15	$258,201
150,000	Verizon Communications, Inc., Senior
	Unsecured Notes, 1.25%, 11/3/14	150,701
300,000	Verizon Communications, Inc., Senior
	Unsecured Notes, 2.50%, 9/15/16	310,641
333,000	Viacom, Inc., Senior Unsecured Notes,
	4.38%, 9/15/14	338,701
150,000	Viacom, Inc., Senior Unsecured Notes,
	3.88%, 4/1/24	149,631
		2,993,660
	CONSUMER, CYCLICAL (1.2%)
250,000	CVS Caremark Corp., Senior Unsecured
	Notes, 6.60%, 3/15/19	294,869
275,000	D.R. Horton, Inc., Guaranteed Notes,
	6.50%, 4/15/16	300,094
250,000	Delphi Corp., Guaranteed Notes, 6.13%,
	5/15/21	278,125
300,000	Dollar General Corp., Guaranteed Notes,
	4.13%, 7/15/17	320,857
250,000	Home Depot, Inc. (The), Senior
	Unsecured Notes, 2.70%, 4/1/23	237,950
99,000	Kia Motors Corp., Senior Unsecured
	Notes, 3.63%, 6/14/16 (2)	103,026
205,000	Lennar Corp., Series B, Guaranteed
	Notes, 5.60%, 5/31/15	213,713
500,000	Lowe’s Cos., Inc., Senior Unsecured
	Notes, 2.13%, 4/15/16	513,539
150,000	Macy’s Retail Holdings, Inc., Guaranteed
	Notes, 4.38%, 9/1/23	155,277
100,000	Nissan Motor Acceptance Corp., Senior
	Unsecured Notes, 2.35%, 3/4/19 (2)	99,394
500,000	Nordstrom, Inc., Senior Unsecured Notes,
	4.75%, 5/1/20	548,811
150,000	Royal Caribbean Cruises, Ltd., Senior
	Unsecured Notes, 5.25%, 11/15/22	153,750
250,000	Wyndham Worldwide Corp., Senior
	Unsecured Notes, 3.90%, 3/1/23	244,931
500,000	Wynn Las Vegas LLC/Wynn Las Vegas
	Capital Corp., Senior Unsecured Notes,
	5.38%, 3/15/22 (1)	521,875
		3,986,211
	CONSUMER, NON-CYCLICAL (1.0%)
250,000	Amgen, Inc., Senior Unsecured Notes,
	2.13%, 5/15/17	254,901
250,000	Anheuser-Busch InBev Finance, Inc.,
	Guaranteed Notes, 4.63%, 2/1/44	256,499
250,000	Celgene Corp., Senior Unsecured Notes,
	2.30%, 8/15/18	250,188
250,000	Cigna Corp., Senior Unsecured Notes,
	2.75%, 11/15/16	260,477
150,000	Constellation Brands, Inc., Guaranteed
	Notes, 3.75%, 5/1/21	146,625
150,000	Edwards Lifesciences Corp., Senior
	Unsecured Notes, 2.88%, 10/15/18	151,038

3

March 31, 2014

Principal
Amount		Value
$250,000	Express Scripts Holding Co., Guaranteed
	Notes, 3.50%, 11/15/16	$264,699
250,000	Hawk Acquisition Sub, Inc., Secured
	Notes, 4.25%, 10/15/20 (2)	245,938
200,000	HCA, Inc., Senior Secured Notes, 6.50%,
	2/15/20	224,000
500,000	Humana, Inc., Senior Notes, 6.45%,
	6/1/16	555,368
250,000	Kroger Co. (The), Senior Unsecured
	Notes, 3.40%, 4/15/22	247,321
250,000	Kroger Co. (The), Senior Unsecured
	Notes, 5.15%, 8/1/43	257,380
300,000	Mylan, Inc., Senior Unsecured Notes,
	1.35%, 11/29/16	300,545
100,000	Mylan, Inc., Senior Unsecured Notes,
	5.40%, 11/29/43	103,806
		3,518,785
	ENERGY (0.7%)
150,000	DCP Midstream Operating L.P.,
	Guaranteed Notes, 2.50%, 12/1/17	152,479
500,000	Devon Energy Corp., Senior Unsecured
	Notes, 2.40%, 7/15/16 (1)	513,867
500,000	Enterprise Products Operating LLC,
	Guaranteed Notes, 4.85%, 8/15/42	495,704
250,000	Marathon Oil Corp., Senior Unsecured
	Notes, 2.80%, 11/1/22	234,037
100,000	Petrobras Global Finance B.V.,
	Guaranteed Notes, 3.11%, 3/17/20 (3)	99,900
100,000	Petrobras Global Finance B.V.,
	Guaranteed Notes, 6.25%, 3/17/24	103,026
100,000	Rowan Companies, Inc., Guaranteed
	Notes, 7.88%, 8/1/19	121,461
250,000	Spectra Energy Partners L.P., Senior
	Unsecured Notes, 4.75%, 3/15/24	263,427
200,000	Tesoro Corp., Guaranteed Notes, 4.25%,
	10/1/17	210,000
		2,193,901
	FINANCIAL (2.9%)
200,000	Aircastle, Ltd., Senior Unsecured Notes,
	4.63%, 12/15/18	204,750
150,000	Ally Financial, Inc., Guaranteed Notes,
	4.63%, 6/26/15	155,438
250,000	American Express Co., Senior Unsecured
	Notes, 0.83%, 5/22/18 (3)	250,657
250,000	American International Group, Inc.,
	Senior Unsecured Notes, 4.88%, 6/1/22	273,755
250,000	Bank of America Corp. MTN, Senior
	Unsecured Notes, 3.30%, 1/11/23	241,022
250,000	Bank of Montreal MTN, Senior
	Unsecured Notes, 2.50%, 1/11/17	258,911
150,000	Bank of New York Mellon Corp. (The),
	Senior Unsecured Notes, 5.45%,
	5/15/19	171,268
250,000	Berkshire Hathaway, Inc., Senior
	Unsecured Notes, 3.75%, 8/15/21 (1)	264,945
290,000	BlackRock, Inc., Series 2, Senior
	Unsecured Notes, 5.00%, 12/10/19	327,187
250,000	Boston Properties L.P., Senior Unsecured
	Notes, 3.13%, 9/1/23	234,583

Principal
Amount		Value
$200,000	Branch Banking & Trust Co., Senior
	Unsecured Notes, 1.05%, 12/1/16	$200,101
250,000	CIT Group, Inc., Senior Unsecured Notes,
	5.00%, 5/15/17	267,187
100,000	CNA Financial Corp., Senior Unsecured
	Notes, 3.95%, 5/15/24	100,463
250,000	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA, Guaranteed Notes,
	3.95%, 11/9/22	248,292
250,000	Credit Agricole S.A., Senior Unsecured
	Notes, 2.13%, 4/17/18 (2)	248,938
100,000	Deutsche Bank AG, Senior Unsecured
	Notes, 1.40%, 2/13/17	100,003
500,000	Fifth Third Bank, Senior Unsecured
	Notes, 1.45%, 2/28/18	491,544
200,000	First Horizon National Corp., Senior
	Unsecured Notes, 5.38%, 12/15/15	212,781
500,000	Ford Motor Credit Co. LLC, Senior
	Unsecured Notes, 2.38%, 1/16/18	504,216
250,000	General Electric Capital Corp. MTN,
	Senior Unsecured Notes, 1.00%,
	8/11/15 (3)	252,198
300,000	General Motors Financial Co., Inc.,
	Guaranteed Notes, 3.25%, 5/15/18	302,625
500,000	Goldman Sachs Group, Inc. (The), Senior
	Unsecured Notes, 5.75%, 1/24/22	566,959
250,000	Hartford Financial Services Group, Inc.
	(The), Senior Unsecured Notes, 4.00%,
	10/15/17	268,666
150,000	Hospitality Properties Trust, Senior
	Unsecured Notes, 4.65%, 3/15/24	149,235
500,000	JPMorgan Chase & Co., Senior
	Unsecured Notes, 4.50%, 1/24/22	539,041
100,000	Macquarie Bank Ltd., Senior Unsecured
	Notes, 5.00%, 2/22/17 (2)	109,110
500,000	Morgan Stanley, Senior Unsecured Notes,
	4.75%, 3/22/17	545,664
250,000	Nomura Holdings, Inc. GMTN, Senior
	Unsecured Notes, 2.75%, 3/19/19	248,489
200,000	PNC Funding Corp., Guaranteed Notes,
	3.30%, 3/8/22	201,317
250,000	Santander Holdings USA, Inc., Senior
	Unsecured Notes, 3.00%, 9/24/15	257,455
250,000	Societe Generale S.A., Senior Unsecured
	Notes, 5.20%, 4/15/21 (1)	277,655
250,000	State Street Corp., Senior Unsecured
	Notes, 1.35%, 5/15/18 (1)	245,442
168,000	Wachovia Bank NA, Subordinated Notes,
	4.80%, 11/1/14	172,230
500,000	Wells Fargo & Co. MTN, Senior
	Unsecured Notes, 3.50%, 3/8/22	510,270
150,000	Weyerhaeuser Co., Senior Unsecured
	Notes, 7.38%, 10/1/19	182,324
100,000	Weyerhaeuser Co., Senior Unsecured
	Notes, 6.95%, 10/1/27	119,798
100,000	XLIT, Ltd., Guaranteed Notes, 5.25%,
	12/15/43	105,987
		9,810,506
	INDUSTRIAL (0.6%)
250,000	Harsco Corp., Senior Unsecured Notes,
	2.70%, 10/15/15	252,125

4

Schedule of Investments (unaudited) (continued)

Principal
Amount		Value
$100,000	Lafarge S.A., Senior Unsecured Notes,
	6.20%, 7/9/15 (2)	$105,750
254,000	Masco Corp., Senior Unsecured Notes,
	6.13%, 10/3/16	278,765
250,000	Rock-Tenn Co., Guaranteed Notes,
	4.90%, 3/1/22	267,319
150,000	Textron, Inc., Senior Unsecured Notes,
	6.20%, 3/15/15	157,458
314,000	Thermo Fisher Scientific, Inc., Senior
	Unsecured Notes, 3.20%, 3/1/16	327,347
500,000	Union Pacific Corp., Senior Unsecured
	Notes, 4.00%, 2/1/21	531,459
		1,920,223
	TECHNOLOGY (0.1%)
50,000	Altera Corp., Senior Unsecured Notes,
	1.75%, 5/15/17	50,335
100,000	Intel Corp., Senior Unsecured Notes,
	4.25%, 12/15/42	94,814
250,000	Oracle Corp., Senior Unsecured Notes,
	5.00%, 7/8/19	282,197
		427,346
	UTILITIES (0.4%)
250,000	Alabama Power Co., Senior Unsecured
	Notes, 3.85%, 12/1/42	230,160
500,000	Dominion Resources, Inc., Senior
	Unsecured Notes, 2.25%, 9/1/15	509,938
100,000	Exelon Generation Co. LLC, Senior
	Unsecured Notes, 5.20%, 10/1/19	109,311
250,000	Florida Power & Light Co., 4.05%, 6/1/42	239,601
250,000	South Carolina Electric & Gas Co.,
	4.35%, 2/1/42	248,546
		1,337,556
	TOTAL CORPORATE BONDS &
	NOTES
	(Cost $27,975,118) (8.4%)	28,207,936

CONVERTIBLE CORPORATE BONDS & NOTES (3.2%)

	BASIC MATERIALS (0.2%)
100,000	Allegheny Technologies, Inc.,
	Convertible Fixed, 4.25%, 6/1/14	102,063
100,000	ArcelorMittal, Senior Notes,
	5.00%, 5/15/14	100,250
350,000	Steel Dynamics, Inc., Guaranteed
	Notes, 5.13%, 6/15/14 (1)	378,437
		580,750
	COMMUNICATIONS (0.2%)
300,000	Equinix, Inc., Convertible Fixed,
	4.75%, 6/15/16 (1)	677,063
100,000	VeriSign, Inc., Junior Subordinated
	Debentures, 3.25%, 8/15/37 (2)	164,875
		841,938

Principal
Amount		Value
	CONSUMER, CYCLICAL (0.3%)
$150,000	Home Inns & Hotels Management,
	Inc., Senior Notes, 2.00%,
	12/15/15 (2)	$145,031
200,000	International Game Technology,
	Senior Unsecured Notes, 3.25%,
	5/1/14	200,250
200,000	MGM Resorts International,
	Guaranteed Senior Notes, 4.25%,
	4/15/15	291,125
300,000	Navistar International Corp., Senior
	Subordinated Notes, 3.00%,
	10/15/14 (1)	304,688
		941,094
	CONSUMER, NON-CYCLICAL (0.6%)
1,000,000	Alere, Inc., Convertible Fixed,
	3.00%, 5/15/16	1,099,375
100,000	Gilead Sciences, Inc., Convertible
	Fixed, Series D, 1.63%, 5/1/16	311,062
300,000	Insulet Corp., Senior Unsecured
	Notes, 3.75%, 6/15/16	543,750
123,000	Salix Pharmaceuticals Ltd., Senior
	Unsecured Notes, 2.75%,
	5/15/15	275,751
		2,229,938
	ENERGY (0.3%)
250,000	Goodrich Petroleum Corp., Senior
	Unsecured Notes, 5.00%,
	10/1/29	257,187
800,000	Peabody Energy Corp., Junior
	Subordinate Debentures, 4.75%,
	12/15/41 (1)	647,000
		904,187
	FINANCIAL (0.4%)
150,000	Digital Realty Trust L.P.,
	Guaranteed Notes, 5.50%,
	4/15/29 (2)	204,844
300,000	Fidelity National Financial, Inc.
	4.25%, 8/15/18	473,812
100,000	ProLogis, Guaranteed Notes,
	3.25%, 3/15/15	117,000
200,000	SL Green Operating Partnership
	L.P., Convertible Fixed, 3.00%,
	10/15/17 (2)	261,500
200,000	Tower Group, Inc., Senior Notes
	Convertible, 5.00%, 9/15/14	189,000
		1,246,156
	INDUSTRIAL (0.6%)
100,000	AGCO Corp., Senior Subordinated
	Notes, 1.25%, 12/15/36	136,938
150,000	Alliant Techsystems, Inc.,
	Guaranteed Notes, 3.00%,
	8/15/24	279,375

5

March 31, 2014

Principal
Amount		Value
$250,000	Bristow Group, Inc., Guaranteed
	Notes, 3.00%, 6/15/38	$309,531
200,000	EnerSys, Senior Notes, 3.38%,
	6/1/38 (4)	347,125
150,000	MasTec, Inc., Convertible Fixed,
	4.00%, 6/15/14	412,781
300,000	Trinity Industries, Inc.,
	Subordinated Notes Convertible,
	3.88%, 6/1/36	476,625
		1,962,375
	TECHNOLOGY (0.6%)
350,000	CACI International, Inc., Senior
	Subordinate Debenture, 2.13%,
	5/1/14	472,281
350,000	CSG Systems International, Inc.,
	Senior Subordinate Debenture,
	3.00%, 3/1/17 (2)	429,188
150,000	Intel Corp., Junior Subordinated
	Notes, 3.25%, 8/1/39	209,719
200,000	Lam Research Corp., Senior
	Unsecured Notes, 1.25%, 5/15/18
	(1)	248,125
150,000	SanDisk Corp., Senior Unsecured
	Notes, 1.50%, 8/15/17	246,656
200,000	Xilinx, Inc., Senior Notes, 2.63%,
	6/15/17	375,000
		1,980,969
	TOTAL CONVERTIBLE
	CORPORATE BONDS &
	NOTES
	(Cost $8,330,076) (3.2%)	10,687,407

FOREIGN GOVERNMENT OBLIGATIONS (0.2%)

250,000	International Bank for Reconstruction &
	Development, Senior Unsecured Notes,
	0.50%, 4/15/16	249,956
250,000	Mexico Government International Bond,
	Senior Unsecured Notes, 5.13%,
	1/15/20	278,125
250,000	Poland Government International Bond,
	Senior Unsecured Notes, 4.00%,
	1/22/24	251,312

	TOTAL FOREIGN
	GOVERNMENT
	OBLIGATIONS
	(Cost $772,988) (0.2%)	779,393

LONG-TERM MUNICIPAL SECURITIES (0.4%)

	CALIFORNIA (0.1%)
250,000	San Francisco Bay Area Rapid Transit
	District, Revenue Bonds, Series B,
	4.09%, 7/1/32	236,928

	NEW YORK (0.1%)
250,000	City of New York, General Obligation
	Unlimited, Subser. D2, 2.60%, 8/1/20	248,670

Principal
Amount		Value
$185,000	Metropolitan Transportation Authority,
	Build America Bonds, Revenue Bonds,
	Ser. C-1, 5.12%, 11/15/19	$203,104
		451,774
	TEXAS (0.2%)
250,000	Dallas Independent School District
	Qualified School Construction Notes,
	General Obligation Limited, 5.05%,
	8/15/33	260,425
250,000	Tarrant County Cultural Education
	Facilities Finance Corp., Revenue
	Bonds, Baylor Health Care System
	Project, Series C, 4.45%, 11/15/43	224,750
		485,175
	TOTAL LONG-TERM
	MUNICIPAL SECURITIES
	(Cost $1,209,092) (0.4%)	1,173,877
U.S. GOVERNMENT AGENCY OBLIGATIONS (7.5%)
500,000	FHLB, 1.13%, 3/10/17	502,373
250,000	FHLB, 3.13%, 12/8/17	266,204
175,000	FHLB, 2.75%, 6/8/18	182,893
250,000	FHLB, 1.63%, 2/27/19	248,126
415,000	FHLB, 4.13%, 12/13/19	460,128
1,000,000	FHLB, 3.25%, 6/9/23	1,026,046
458,173	FHLMC, Series 4151, Class PA, 2.00%,
	1/15/33	446,133
115,687	FHLMC Gold PC Pool #A46044, 5.00%,
	7/1/35	125,713
387,662	FHLMC Gold PC Pool #A47613, 5.00%,
	11/1/35	421,556
99,447	FHLMC Gold PC Pool #A89430, 4.50%,
	10/1/39	105,991
248,083	FHLMC Gold PC Pool #C09055, 4.00%,
	12/1/43	257,499
354,609	FHLMC Gold PC Pool #J17969, 3.00%,
	2/1/27	364,252
125,783	FHLMC Gold Pool #A84814, 4.50%,
	3/1/39	133,914
787,955	FHLMC Gold Pool #A86830, 4.50%,
	6/1/39	839,610
101,133	FHLMC Gold Pool #A96997, 4.50%,
	2/1/41	107,853
374,523	FHLMC Gold Pool #A97264, 4.00%,
	2/1/41	388,727
394,812	FHLMC Gold Pool #C09027, 3.00%,
	2/1/43	381,168
73,276	FHLMC Gold Pool #G08521, 3.00%,
	1/1/43	70,744
1,005,217	FHLMC Gold Pool #J13314, 3.50%,
	10/1/25	1,054,735
848,230	FHLMC Gold Pool #Q04096, 4.00%,
	10/1/41	880,369
177,474	FHLMC Gold Pool #Q06884, 3.50%,
	3/1/42	178,500
108,434	FHLMC Gold Pool #Q11077, 3.50%,
	9/1/42	109,061
500,000	FNMA, 2.00%, 9/21/15	512,480
500,000	FNMA, 0.38%, 12/21/15	500,292
1,000,000	FNMA, 0.88%, 5/21/18	972,944
408,104	FNMA Pool #745275, 5.00%, 2/1/36	444,927
47,184	FNMA Pool #832199, 4.50%, 7/1/35	50,347

6

Schedule of Investments (unaudited) (continued)

Principal
Amount		Value
$524,291	FNMA Pool #844809, 5.00%, 11/1/35	$571,275
68,622	FNMA Pool #973333, 4.50%, 2/1/38	73,133
256,625	FNMA Pool #AA0466, 4.50%, 2/1/39	273,707
14,978	FNMA Pool #AB1259, 5.00%, 7/1/40	16,349
395,121	FNMA Pool #AB1796, 3.50%, 11/1/40	397,794
250,208	FNMA Pool #AB2660, 3.50%, 5/1/21	263,422
160,259	FNMA Pool #AB3218, 3.50%, 7/1/31	164,889
678,249	FNMA Pool #AB3900, 3.00%, 11/1/26	697,379
24,638	FNMA Pool #AB3943, 4.00%, 11/1/41	25,618
427,528	FNMA Pool #AB5231, 2.50%, 5/1/27	428,626
240,794	FNMA Pool #AC5822, 4.50%, 5/1/40	256,821
408,788	FNMA Pool #AD7128, 4.50%, 7/1/40	436,453
260,239	FNMA Pool #AD8529, 4.50%, 8/1/40	277,845
880,966	FNMA Pool #AE9759, 4.00%, 12/1/40	916,227
243,684	FNMA Pool #AH2084, 4.00%, 12/1/40	253,335
432,424	FNMA Pool #AH4493, 4.50%, 2/1/41	461,566
626,885	FNMA Pool #AH6186, 4.00%, 2/1/41	651,792
596,056	FNMA Pool #AH8932, 4.50%, 4/1/41	636,418
1,073,797	FNMA Pool #AJ9278, 3.50%, 12/1/41	1,081,061
31,098	FNMA Pool #AK6513, 4.00%, 3/1/42	32,332
626,737	FNMA Pool #AL0160, 4.50%, 5/1/41	671,043
863,830	FNMA Pool #AL0657, 5.00%, 8/1/41	945,752
81,092	FNMA Pool #AL3192, 5.00%, 5/1/42	88,785
420,139	FNMA Pool #AQ1853, 3.00%, 11/1/42	406,039
489,462	FNMA Pool #AS0865, 2.50%, 10/1/28	489,575
194,865	FNMA Pool #AS1529, 3.00%, 1/1/29	200,320
270,840	FNMA Pool #AT8849, 4.00%, 6/1/43	281,622
248,260	FNMA Pool #AU3621, 3.00%, 7/1/43	239,928
447,065	FNMA Pool #AU5409, 3.00%, 8/1/43	432,061
298,013	FNMA Pool #AU6562, 3.50%, 12/1/43	300,029
99,127	FNMA Pool #AU7025, 3.00%, 11/1/43	95,800
54,198	FNMA Pool #MA0406, 4.50%, 5/1/30	58,550
205,030	FNMA Pool #MA0577, 3.50%, 11/1/20	215,852
462,645	FNMA REMIC Trust Series 2013-18,
	Class AE, 2.00%, 3/25/28	453,427
312,359	FNMA REMIC Trust Series 2013-41,
	Class WD, 2.00%, 11/25/42	300,876
125,360	GNMA I Pool #539285, 3.00%, 5/15/42	123,503
175,050	GNMA I Pool #744842, 3.00%, 5/15/42	172,457
248,135	GNMA II Pool #MA1520, 3.00%,
	12/20/43	244,397
497,715	GNMA II Pool #MA1521, 3.50%,
	12/20/43	508,918

	TOTAL U.S. GOVERNMENT
	AGENCY OBLIGATIONS
	(Cost $25,418,928) (7.5%)	25,177,561

U.S. TREASURY OBLIGATIONS (4.2%)
1,000,000	U.S. Treasury Bonds, 5.25%, 2/15/29	1,251,094
350,000	U.S. Treasury Bonds, 3.13%, 11/15/41	324,406
250,000	U.S. Treasury Bonds, 2.75%, 8/15/42	213,438
1,000,000	U.S. Treasury Bonds, 2.88%, 5/15/43	872,812
200,000	U.S. Treasury Bonds, 3.75%, 11/15/43	207,062
1,000,000	U.S. Treasury Notes, 0.50%, 10/15/14	1,002,227
900,000	U.S. Treasury Notes, 0.38%, 11/15/14	901,582
250,000	U.S. Treasury Notes, 1.00%, 9/30/16	252,031

Principal
Amount		Value
$1,150,000	U.S. Treasury Notes, 1.00%, 10/31/16	$1,158,535
500,000	U.S. Treasury Notes, 0.88%, 11/30/16	501,719
100,000	U.S. Treasury Notes, 0.63%, 5/31/17	98,844
800,000	U.S. Treasury Notes, 0.75%, 12/31/17	784,438
350,000	U.S. Treasury Notes, 0.75%, 3/31/18	341,332
1,400,000	U.S. Treasury Notes, 1.38%, 9/30/18	1,387,422
1,600,000	U.S. Treasury Notes, 1.38%, 11/30/18	1,582,000
500,000	U.S. Treasury Notes, 1.38%, 2/28/19	491,875
250,000	U.S. Treasury Notes, 1.38%, 1/31/20	241,172
1,050,000	U.S. Treasury Notes, 3.63%, 2/15/20	1,145,813
650,000	U.S. Treasury Notes, 1.25%, 2/29/20	621,106
100,000	U.S. Treasury Notes, 2.13%, 8/15/21	98,273
250,000	U.S. Treasury Notes, 2.00%, 11/15/21	242,578
150,000	U.S. Treasury Notes, 2.00%, 2/15/23	142,652

	TOTAL U.S. TREASURY
	OBLIGATIONS
	(Cost $13,826,722) (4.2%)	13,862,411

SHORT-TERM INVESTMENTS (4.9%)

	JOINT REPURCHASE AGREEMENTS
	(INVESTMENTS OF CASH COLLATERAL FOR
	SECURITIES ON LOAN) (4.9%)
3,218,395	Joint Repurchase Agreement with
	Morgan Stanley, 0.06%, dated
	03/31/14, due 04/01/14, delivery
	value $3,218,401 (collateralized
	by $3,282,781 U.S. Treasury
	Notes 0.250% - 1.500% due
	07/15/15 - 06/30/16, with a value
	of $3,272,797)	3,218,395
8,153,269	Joint Repurchase Agreement with
	Barclays, 0.06%, dated 03/31/14,
	due 04/01/14, delivery value
	$8,153,282 (collateralized by
	$8,316,355 U.S. Treasury
	Inflation Indexed Bonds 3.875%
	due 04/15/29 and U.S. Treasury
	Inflation Indexed Notes 0.375%
	- 0.625% due 07/15/23 -
	01/15/24, with a value of
	$8,226,402)	8,153,269

7

March 31, 2014

Principal
Amount		Value
$5,149,433	Joint Repurchase Agreement with
	Citigroup, 0.05%, dated
	03/31/14, due 04/01/14, delivery
	value $5,149,440 (collateralized
	by $5,252,434 U.S. Treasury
	Inflation Indexed Notes 0.125% -
	0.375% due 04/15/17 - 07/15/23
	and U.S. Treasury Notes 0.625% -
	2.000% due 09/30/17 -
	09/30/20, with a value of
	$5,251,369)	$5,149,433
		16,521,097

	TOTAL SHORT-TERM
	INVESTMENTS
	(Cost $16,521,097) (4.9%)	16,521,097

	TOTAL INVESTMENT
	SECURITIES (97.3%)
	(Cost $244,034,811)	$324,943,864

	CASH AND OTHER ASSETS IN EXCESS OF
	LIABILITIES (2.7%)	9,169,852

	NET ASSETS (5) (100%)	$334,113,716
	NET ASSET VALUE OFFERING AND
	REDEMPTION PRICE, PER OUTSTANDING
SHARE
	($334,113,716 ÷ 33,382,847 shares outstanding)	$10.01

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2014, the market value of the securities on loan was $17,798,780.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.
(4)	Step Bond - The rate shown is as of March 31, 2014 and will reset at a future date.
(5)
For federal income tax purposes, the aggregate cost was $244,034,811, aggregate gross unrealized appreciation was $83,168,541, aggregate gross unrealized depreciation was $2,259,488 and the net unrealized appreciation was $80,909,053.

ADR	American Depositary Receipt.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

8

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$220,760,266	$-	$-	$220,760,266
Preferred Stocks	125,750	-	-	125,750
Convertible Preferred Stocks	1,798,283	700,190	-	2,498,473
Asset-Backed Securities	-	500,439	-	500,439
Commercial Mortgage-Backed Securities	-	4,649,254	-	4,649,254
Corporate Bonds & Notes	-	28,207,936	-	28,207,936
Convertible Corporate Bonds & Notes	-	10,687,407	-	10,687,407
Foreign Government Obligations	-	779,393	-	779,393
Long-Term Municipal Securities	-	1,173,877	-	1,173,877
U.S. Government Agency Obligations	-	25,177,561	-	25,177,561
U.S. Treasury Obligations	-	13,862,411	-	13,862,411
Short-Term Investments	-	16,521,097	-	16,521,097
Total Investments in Securities	$222,684,299	$102,259,565	$-	$324,943,864

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2014, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2014, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2014